Acquisition of Prospector Capital Corp. (Details) - Schedule of Reconciles the Fair Value of Elements of the Transactions (Parentheticals)	9 Months Ended
Jun. 30, 2024 shares
Schedule of Reconciles the Fair Value of Elements of the Transactions [Abstract]
Common shares	8,770,930
Class A Non-Voting Special Shares	2,031,250